Line of Credit Arrangement (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 19, 2022	Apr. 26, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 29, 2023	Apr. 05, 2022
Line of Credit Arrangement [Line Items]
Line of credit agreement						$ 15,000
Warrants, percentage			8.00%
Warrants total amount			$ 1,000
Allocated to the warrants			$ 468
Description of loan second tranche			The proceeds allocation resulted in $2,380 allocated to the Second Tranche and $120 allocated to the warrants.
Percentage of remaining principal			70.00%
Percentage of bears interest			10.00%
Percentage of restructuring fee			1.00%
Percentage of incremental pay			3.00%
Repaid amount			$ 1,500
Percentage of credit line denominated			9.25%
Bears interest an annual rate			10.00%
Interest paid			$ 1,038	$ 734
Interest expenses			1,685	$ 1,023
fair value of the derivative			60		$ 127
Additional paid in capital			31
Minimum [Member]
Line of Credit Arrangement [Line Items]
Additional incoming funds			1,500
Maximum [Member]
Line of Credit Arrangement [Line Items]
Additional incoming funds			$ 3,000
Ordinary Shares [Member]
Line of Credit Arrangement [Line Items]
Exercise price of per share (in Dollars per share)			$ 154.05
First tranche [Member]
Line of Credit Arrangement [Line Items]
Tranche amount		$ 10,000	$ 10,000
Period payment			317
Allocated to the warrants			9,532
Second Tranche [Member]
Line of Credit Arrangement [Line Items]
Tranche amount	$ 2,500		2,500
Period payment			85
Third tranches [Member]
Line of Credit Arrangement [Line Items]
Tranche amount			2,500
Third tranche not withdrawn			$ 2,500
Kreos [Member]
Line of Credit Arrangement [Line Items]
Exercise price of per share (in Dollars per share)			$ 12.6